Financial Instruments Risk - Contractual Cash Flows from Lease Receivables (Details) - CAD ($) $ in Thousands	Mar. 31, 2025	Mar. 31, 2024
Disclosure of maturity analysis of finance lease payments receivable [line items]
Undiscounted finance lease payments to be received	$ 7,798
Unearned finance income	(957)
Total lease receivable	6,841
Current	(1,585)	$ (2,460)
Long-term	5,256	$ 6,343
Next 12 months
Disclosure of maturity analysis of finance lease payments receivable [line items]
Undiscounted finance lease payments to be received	1,935
Over 1 year to 2 years
Disclosure of maturity analysis of finance lease payments receivable [line items]
Undiscounted finance lease payments to be received	1,860
Over 2 years to 3 years
Disclosure of maturity analysis of finance lease payments receivable [line items]
Undiscounted finance lease payments to be received	1,683
Over 3 years to 4 years
Disclosure of maturity analysis of finance lease payments receivable [line items]
Undiscounted finance lease payments to be received	1,181
Over 4 years to 5 years
Disclosure of maturity analysis of finance lease payments receivable [line items]
Undiscounted finance lease payments to be received	614
Thereafter
Disclosure of maturity analysis of finance lease payments receivable [line items]
Undiscounted finance lease payments to be received	$ 525